Investments in Associates and Joint ventures - Summary of Changes in Unrecognized Accumulated Losses of Equity Accounted Investees due to Discontinue Use of Equity Method (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	₩ 245,681
Increase (decrease)	(42,990)
Ending balance	202,691
New Songdo International City Development, LLC [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	199,483
Increase (decrease)	(64,988)
Ending balance	134,495
UITrans LRT Co., Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	40,103
Increase (decrease)	3,769
Ending balance	43,872
Clean Iksan Co., Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	797
Increase (decrease)	(94)
Ending balance	703
Hyochun CO., LTD [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	3,837
Increase (decrease)	559
Ending balance	4,396
KIRIN VIETNAM CO., LTD [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	100
Increase (decrease)	3
Ending balance	103
INKOTECH INC [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	612
Increase (decrease)	(72)
Ending balance	540
POSTO-Poggenamp Electrical Steel Pvt, Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	301
Increase (decrease)	256
Ending balance	557
Gunggi Green Energy [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	448
Increase (decrease)	3,848
Ending balance	4,296
Link City PFV Inc. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Increase (decrease)	5,452
Ending balance	5,452
Noeul Green Energy [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Increase (decrease)	1,886
Ending balance	1,886
Pohang E&E Co,. Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Increase (decrease)	6,391
Ending balance	₩ 6,391